PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2015
PROPERTY, EQUIPMENT AND SOFTWARE, NET

9. PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software and related accumulated depreciation and amortization are as follows:

	December 31, 2014	December 31, 2015	December 31, 2015
	RMB	RMB	US$
			(Note 3)
Office buildings	67,881,751	69,276,652	10,694,472
Computer and equipment	123,158,909	118,052,297	18,224,134
Leasehold improvements	12,571,448	11,008,880	1,699,478
Office furniture and fixtures	10,395,482	11,355,064	1,752,920
Motor vehicles	11,092,117	10,889,632	1,681,070
Software	18,175,695	18,424,967	2,844,325
Less: accumulated depreciation and amortization	(206,929,172)	(205,160,974)	(31,671,397)

Net book value	36,346,230	33,846,518	5,225,002

Depreciation and amortization charges for the years ended December 31, 2013, 2014 and 2015 amounted to RMB19.0 million, RMB15.7 million and RMB11.6 million (US$1.8 million) respectively. The office building was mortgaged for the convertible notes and bank borrowing in year 2015 (Note 20 and 21).

Due to weaker than expected operating performance of certain games, the Group recognized impairment provisions on computer equipment of RMB1.9 million, nil and nil in 2013, 2014, and 2015 respectively.